ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2023
ADVANCES TO SUPPLIERS
Schedule of advances to suppliers

	December 31, 2023	December 31, 2022

Forestry development program and partnerships	2,242,229	1,592,132
Advance to suppliers - others	113,743	108,146
	2,355,972	1,700,278

Current	113,743	108,146
Non-current	2,242,229	1,592,132